Shareholders' Equity - Summary of Proposed Dividends (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Proposed Dividend [Abstract]
Minimum mandatory dividend rate	25.00%	25.00%	25.00%